Intangible assets, net (Details) - USD ($)		Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Subtotal		$ 18,557,929	$ 18,849,572
Less: Accumulated amortization		(3,289,867)	(2,873,428)
Intangible assets, net		15,268,062	15,976,144
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Subtotal		25,619	23,292
Electronic Vehicle Registered License [Member]
Finite-Lived Intangible Assets [Line Items]
Subtotal		13,690,078	13,907,238
Land Use Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Subtotal	[1]	303,232	308,042
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Subtotal	[2]	$ 4,539,000	$ 4,611,000

[1]	There is no private ownership of land in China. Land is usually owned by the local government and the government grants land use rights for specified terms. The Company acquired two land use rights from the local government in December 2002 and September 2008 for periods of 50 years. As of December 31, 2018, and 2017, land use rights with net book value of $1,521,993 (among which $211,252 from continuing operations and $1,310,741 from discontinued operations) and $1,585,794 (among which $220,764 from continuing operations and $1,365,030 from discontinued operations), respectively, were pledged as collateral for bank loans. The land use rights are amortized over 50 years and the software is amortized over 5 years. Amortization expense for intangible assets totaled $602,959, $201,647 and $39,659 for the years ended December 31, 2018, 2017 and 2016, respectively, among which $443,318, $201,647 and $6,842 were for continuing operations.
[2]	Patents on specialty electric vehicles resulted from the acquisition of Shangchi Automobile (formerly known as Suzhou E-Motors) (Note 4).